TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT (Common Shares Activity) (Details) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 10, 2012
Temporary Equity Disclosure [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	75,254,333	75,254,333	75,254,333
Common stock, shares issued (in shares)	15,704,059	13,602,467	13,373,379
Common stock, shares outstanding (in shares)	14,272,521	12,170,929	11,941,841